Group cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash flow from operating activities
Profit (loss) before taxation		£ 2,898	£ 2,804	£ 2,551
Share of post tax (profit) loss of associates and joint ventures		(1)	1	9
Net finance expense		527	579	610
Operating profit (loss)		3,424	3,384	3,170
Other non-cash charges		(112)	33	20
Loss (profit) on disposal of businesses		5	(1)	(16)
Depreciation and amortisation		3,546	3,514	3,572
Increase in inventories		(138)	(14)	(33)
Decrease (increase) in programme rights		49	(34)	(95)
(Increase) decrease in trade and other receivables	[1]	(59)	(156)	168
Decrease in contract assets	[2]	15
Increase (decrease) increase in trade and other payables		60	(367)	(150)
Decrease in contract liabilities	[2]	(72)
Decrease in other liabilities	[3]	(1,934)	(775)	(307)
(Decrease) increase in provisions		(92)	(203)	401
Cash generated from operations		4,692	5,381	6,730
Income taxes paid		(431)	(473)	(551)
Net cash inflow from operating activities		4,261	4,908	6,179
Cash flow from investing activities
Interest received		23	7	7
Dividends received from associates and joint ventures				2
Acquisition of subsidiaries	[4]		(16)	18
Proceeds on disposal of subsidiaries, associates and joint ventures	[4]	23	2	46
Acquisition of joint ventures		(9)	(9)	(13)
Outflow on non-current amounts owed by ultimate parent company	[5]	(1,508)	(1,677)	(1,571)
Proceeds on disposal of current financial assets	[6]	12,887	11,134	10,834
Purchases of current financial assetsf	[6]	(13,088)	(12,629)	(9,411)
Proceeds on disposal of non-current investments	[7]	1	19
Purchases of non-current asset investments				(22)
Proceeds on disposal of property, plant and equipment		41	21	26
Purchases of property, plant and equipment and software	[6]	(3,678)	(3,362)	(3,145)
Net cash outflow from investing activities		(5,308)	(6,510)	(3,229)
Cash flow from financing activities
Interest paid		(531)	(555)	(629)
Repayment of borrowings	[8]	(1,423)	(1,401)	(1,805)
Proceeds from bank loans and bonds		3,972	3,760	3
Cash flows from derivatives related to net debt		124	(188)	119
Repayment of acquisition facility				(181)
Repayment of EE revolving credit facility				(438)
Net cash inflow (outflow) from financing activities		2,142	1,616	(2,931)
Net increase in cash and cash equivalents		1,095	14	19
Opening cash and cash equivalentsi	[9]	492	509	452
Net increase in cash and cash equivalents		1,095	14	19
Effect of exchange rate changes		5	(31)	38
Closing cash and cash equivalentsi	[9]	£ 1,592	£ 492	£ 509

[1]	Includes a prepayment of £nil (2017/18: £325m 2016/17: £nil) in respect of the acquisition of Spectrum.
[2]	Contract assets and contract liabilities arise following adoption of IFRS 15 on 1 April 2018. See notes 1 and 2 to the consolidated financial statements
[3]	Includes pension deficit payments of £2,024m (2017/18:£872m, 2016/17: £274m).
[4]	Acquisitions and disposals of subsidiaries are shown net of cash acquired or disposed of and in 2017 included £20m true-up of consideration following the audit of the completion balance sheet relating to the acquisition of EE.
[5]	There are non-cash movements in this intra-group loan arrangement which principally relate to the settlement of dividends with the parent company and amounts the ultimate parent company was owed by the parent company which were settled through their loan accounts with British Telecommunications plc. Refer to note 28 for further information.
[6]	Primarily consists of investment in and redemption of amounts held in liquidity funds.
[7]	Relates to sale of fair value through equity investment in 2018/19 and assets held for sale classified within trade and other receivables in 2017/18.
[8]	Repayment of borrowings includes the impact of hedging and repayment of lease liabilities.
[9]	Net of bank overdrafts of £72m (2017/18: £29m, 2016/17: £17m).